COMMON STOCK (Details 3) - Mast Hill Note 1 [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Number Share issued upon converion | shares	46,500,000
Amount Converted | $	$ 46,500
Conversion Price Per Share | $ / shares	$ 0.001